BANK AND OTHER BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Derivative liability
Short-term bank borrowings, weighted average interest rate	6.97%	6.97%	8.19%
Bank borrowings	¥ 120,979	$ 16,574	¥ 151,753
Other borrowings	3,605,410	493,939	2,884,449
Bank and other borrowings | Equipment
Derivative liability
Assets pledged as collateral	576,261	78,947	391,056
Bank and other borrowings | Accounts receivable
Derivative liability
Assets pledged as collateral	14,745	2,020	13,312
Bank and other borrowings | Lease receivables
Derivative liability
Assets pledged as collateral	7,137	978	1,759
Bank and other borrowings | Land use rights under leases
Derivative liability
Assets pledged as collateral	377,255	51,684	386,614
Bank and other borrowings | Construction in Progress
Derivative liability
Assets pledged as collateral	1,814,768	248,622	2,027,277
Bank and other borrowings | Long-term investments
Derivative liability
Assets pledged as collateral	¥ 196,487	$ 26,919	¥ 189,676
Bank and other borrowings | Ordinary shares of Concord Healthcare
Derivative liability
Number of shares pledged as collateral	87,170,000	87,170,000	0
Assets pledged as collateral	¥ 958,870	$ 131,365	¥ 0
Bank borrowings | Accounts receivable
Derivative liability
Assets pledged as collateral	14,745	2,020	13,312
Bank borrowings | Lease receivables
Derivative liability
Assets pledged as collateral	7,137	978	1,759
Other borrowings | Equipment
Derivative liability
Assets pledged as collateral	576,261	78,947	391,056
Other borrowings | Lease receivables
Derivative liability
Assets pledged as collateral	23,086	3,163	40,066
Other borrowings | Long-term investments
Derivative liability
Assets pledged as collateral	¥ 196,487	$ 26,919	¥ 189,676
Long-term bank and other borrowings
Derivative liability
Long-term bank and other borrowings, weighted average interest rate	5.94%	5.94%	7.42%
Short term bank credit lines
Derivative liability
Unutilized bank credit lines	¥ 173,732	$ 23,801
Long-term bank credits lines
Derivative liability
Unutilized bank credit lines	¥ 996,000	$ 136,451